Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Company’s Assets that Measured at Fair Value

The following table presents information about the Company’s assets that are measured at fair value as of September 30, 2026 and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2026	December 31, 2025
Assets:
Securities held in Trust Account	1	$186,761,164	$181,847,374

The following table presents information about the Company’s assets that are measured at fair value as of December 31, 2025 and 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2025	December 31, 2024
Assets:
Cash and securities held in Trust Account	1	$181,847,374	$174,580,335

Equity:	Level	November 4, 2024
Fair value of Public Warrants for Class A Ordinary Shares subject to possible redemption allocation	3	$517,500
Fair value of the Representative Shares	3	$748,747

Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:
November 4, 2024
Underlying share price	$9.93
Term (years)	6.49
Risk-free rate	4.14%
Market adjustment	5.0%
Volatility	4.0%

Schedule of Quantitative Information Regarding Market Assumptions Used in Valuation of Representative Shares	The following table presents the quantitative information regarding market assumptions used in the valuation of the Representative Shares:
November 4, 2024
Volatility	80%
Term (years)	3
Average trading price post-Business Combination	$6.86
Discount on market adjustment	32.0%